Long-term debt and other financing arrangements (Details) (USD $)	0 Months Ended						0 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended					0 Months Ended	6 Months Ended	0 Months Ended									12 Months Ended								6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended
	May 15, 2012	May 16, 2012	Jun. 30, 2014	May 06, 2014	Dec. 31, 2013	Dec. 31, 2012	May 06, 2014 Maximum	Jun. 30, 2014 John Rochon, Jr. Richmont Street LLC	Dec. 31, 2013 John Rochon, Jr. Richmont Street LLC	Dec. 31, 2013 Convertible notes three	Jun. 17, 2013 Convertible notes three RCP V	Dec. 12, 2012 Convertible notes three RCP V	Jun. 30, 2014 Convertible notes three RCP V	Dec. 31, 2013 Convertible notes three RCP V	Dec. 31, 2012 Convertible notes three RCP V	Jun. 17, 2013 Convertible notes three RCP V Maximum	Jun. 30, 2014 Convertible notes three RCP V Maximum	Mar. 14, 2013 Promissory Note TLC	Jun. 30, 2014 Promissory Note TLC	Dec. 31, 2013 Promissory Note TLC	Dec. 31, 2012 Promissory Note TLC	Jun. 30, 2014 Promissory Note AEI	Dec. 31, 2013 Promissory Note AEI	Oct. 22, 2013 Promissory Note AEI	Dec. 31, 2013 Term loan - Key Bank	Oct. 23, 2012 Term loan - Key Bank	Dec. 31, 2013 Term loan - Key Bank Key Bank's prime rate	Dec. 31, 2013 Term loan - Key Bank LIBOR	Jun. 30, 2014 Other, equipment notes	Dec. 31, 2013 Other, equipment notes	Jun. 30, 2014 Line of Credit Payable - Key Bank	Dec. 31, 2013 Line of Credit Payable - Key Bank	Jun. 30, 2014 Line of Credit Payable - Key Bank Maximum	Dec. 31, 2013 Line of Credit Payable - Key Bank Maximum	Jun. 30, 2014 Line of Credit Payable - Key Bank Key Bank's prime rate	Dec. 31, 2013 Line of Credit Payable - Key Bank Key Bank's prime rate	Jun. 30, 2014 Line of Credit Payable - Key Bank LIBOR	Dec. 31, 2013 Line of Credit Payable - Key Bank LIBOR	Jun. 30, 2014 Line of Credit Payable - UBS Margin Loan	Dec. 31, 2013 Line of Credit Payable - UBS Margin Loan	May 15, 2012 Convertible notes two	May 16, 2012 Convertible notes two
Convertible Notes Payable and Loans Payable
Total debt			$ 26,405,630		$ 26,723,396	$ 20,041,644				$ 20,881,096			$ 21,281,097	$ 20,881,096	$ 20,041,644				$ 3,555,293	$ 3,734,695		$ 1,496,996	$ 1,649,880		$ 427,481				$ 30,244	$ 30,244
Less current maturities			711,398		1,128,674
Long-term debt			25,694,232		25,594,722	20,041,644
Interest rate of convertible agreements (as a percent)												4.00%	4.00%	4.00%				2.63%	2.63%	2.63%		5.00%	5.00%		7.70%
Notes issued by the Company												20,000,000
Principal amount												20,000,000						4,000,000		4,000,000	4,000,000			1,700,000		6,500,000															250,000	225,000
Annual principal payments												1,333,333
Period from the Issuance Date after which debt can be prepaid											10 days	380 days
Number of common stock issuable on conversion (in shares)																3,200,000	3,200,000
Conversion price (in dollars per share)											$ 6.60
Ownership percentage								100.00%	100.00%
Term of debt																		10 years
Basis of interest rate																											Key Bank's prime rate	LIBOR							Key Bank's prime rate	Key Bank's prime rate	LIBOR	LIBOR
Interest rate (as a percent)																											5.75%	7.50%							1.75%	1.75%	3.50%	3.50%
Amount outstanding																									427,481
Available borrowings																																	12,000,000	12,000,000
Interest rate (as a percent)																															3.94%	3.94%							1.65%	1.67%
Line of credit outstanding balance																															6,633,250	8,067,573							1,174,174	1,663,534
Restricted common stock issued (in shares)	133,334	119,000
Interest on debt																																									$ 16,666	$ 13,000
Number of warrants granted (in shares)	63,877	50,507
Number of shares into which warrants are exercisable	1	1
Exercise price of warrants (in dollars per share)	$ 10.00	$ 10.00		$ 11.00
Exercisable term of warrants	2 years	2 years					1 year